Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Dec. 31, 2021 yr
Option term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	5.09
Fair value measurements inputs used by the estimated fair value of warrants	0.09
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	9.95
Fair value measurements inputs used by the estimated fair value of warrants	1.84
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	24.2
Fair value measurements inputs used by the estimated fair value of warrants	72.1
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	1.26
Fair value measurements inputs used by the estimated fair value of warrants	0.06
Expected dividends
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	0.00
Fair value measurements inputs used by the estimated fair value of warrants	0.00